Quarterly Report
July 31, 2019
MFS®  Lifetime®  2030 Fund

Portfolio of Investments
7/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 35.4%
MFS Emerging Markets Debt Fund - Class R6	1,213,795	$18,049,128
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,725,406	11,974,320
MFS Global Bond Fund - Class R6	2,843,446	25,704,755
MFS Government Securities Fund - Class R6	4,626,361	45,800,970
MFS High Income Fund - Class R6	8,838,039	30,049,333
MFS Inflation-Adjusted Bond Fund - Class R6	3,758,728	39,165,948
MFS Total Return Bond Fund - Class R6	3,757,381	40,955,453
		$211,699,907
International Stock Funds – 14.5%
MFS Blended Research Emerging Markets Equity Fund - Class R6	55,086	$708,399
MFS Blended Research International Equity Fund - Class R6	3,618,661	38,936,797
MFS Emerging Markets Equity Fund - Class R6	20,246	706,982
MFS International Growth Fund - Class R6	300,106	10,290,642
MFS International Intrinsic Value Fund - Class R6	236,573	10,295,636
MFS International New Discovery Fund - Class R6	218,919	7,333,799
MFS Research International Fund - Class R6	1,025,121	18,462,432
		$86,734,687
Specialty Funds – 6.4%
MFS Commodity Strategy Fund - Class R6	3,657,078	$19,345,944
MFS Global Real Estate Fund - Class R6	1,109,390	19,136,966
		$38,482,910
U.S. Stock Funds – 43.6%
MFS Blended Research Core Equity Fund - Class R6	883,059	$23,869,073
MFS Blended Research Growth Equity Fund - Class R6	1,782,635	25,972,995
MFS Blended Research Mid Cap Equity Fund - Class R6	3,680,015	44,859,387
MFS Blended Research Small Cap Equity Fund - Class R6	711,568	9,741,361
MFS Blended Research Value Equity Fund - Class R6	1,995,072	25,975,835
MFS Growth Fund - Class R6	215,860	25,939,898
MFS Mid Cap Growth Fund - Class R6	1,025,829	22,239,968
MFS Mid Cap Value Fund - Class R6	932,281	22,384,067
MFS New Discovery Fund - Class R6	147,855	4,868,876
MFS New Discovery Value Fund - Class R6	312,885	4,890,396
MFS Research Fund - Class R6	536,200	23,887,733
MFS Value Fund - Class R6	620,249	26,124,880
		$260,754,469
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 2.31% (v)	829,451	$829,450
Total Investment Companies		$598,501,423

Other Assets, Less Liabilities – (0.0)%		(288,527)
Net Assets – 100.0%		$598,212,896
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $598,501,423.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$598,501,423	$—	$—	$598,501,423
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$23,505,404	$700,117	$604,092	$(1,263)	$268,907	$23,869,073
MFS Blended Research Emerging Markets Equity Fund	839,242	16,756	122,542	10,133	(35,190)	708,399
MFS Blended Research Growth Equity Fund	26,024,795	517,037	1,122,763	120,113	433,813	25,972,995
MFS Blended Research International Equity Fund	39,552,966	1,709,558	2,102,719	17,582	(240,590)	38,936,797
MFS Blended Research Mid Cap Equity Fund	44,745,605	589,875	1,911,524	158,490	1,276,941	44,859,387
MFS Blended Research Small Cap Equity Fund	9,667,611	558,592	354,259	(559)	(130,024)	9,741,361
MFS Blended Research Value Equity Fund	26,090,094	637,990	690,230	(9,920)	(52,099)	25,975,835
MFS Commodity Strategy Fund	19,179,380	1,317,018	671,441	(93,476)	(385,537)	19,345,944
MFS Emerging Markets Debt Fund	17,685,702	638,966	960,087	(27,542)	712,089	18,049,128
MFS Emerging Markets Debt Local Currency Fund	11,807,746	657,616	872,723	(89,901)	471,582	11,974,320
MFS Emerging Markets Equity Fund	837,518	16,154	124,475	44,116	(66,331)	706,982
MFS Global Bond Fund	24,396,655	1,591,361	1,081,572	(18,356)	816,667	25,704,755
MFS Global Real Estate Fund	19,349,673	502,967	1,183,908	126,216	342,018	19,136,966
MFS Government Securities Fund	41,922,835	4,256,660	1,336,150	(39,614)	997,239	45,800,970
MFS Growth Fund	26,079,975	335,357	1,385,253	584,018	325,801	25,939,898
MFS High Income Fund	29,482,982	1,350,730	952,043	(41,476)	209,140	30,049,333
MFS Inflation-Adjusted Bond Fund	37,699,428	2,402,427	1,863,734	(19,143)	946,970	39,165,948
MFS Institutional Money Market Portfolio	894,351	2,335,015	2,399,908	25	(33)	829,450
MFS International Growth Fund	10,535,493	316,130	512,874	104,475	(152,582)	10,290,642
MFS International Intrinsic Value Fund	10,541,475	239,997	400,186	113,208	(198,858)	10,295,636
MFS International New Discovery Fund	7,565,259	213,790	327,519	35,578	(153,309)	7,333,799
MFS Mid Cap Growth Fund	22,375,454	146,207	1,370,532	628,649	460,190	22,239,968
MFS Mid Cap Value Fund	22,338,090	747,697	878,017	480	175,817	22,384,067
MFS New Discovery Fund	4,850,361	69,392	342,057	49,507	241,673	4,868,876
MFS New Discovery Value Fund	4,846,225	297,235	228,138	537	(25,463)	4,890,396
MFS Research Fund	23,587,089	337,183	845,958	53,743	755,676	23,887,733
MFS Research International Fund	18,543,558	682,078	746,930	12,863	(29,137)	18,462,432
MFS Total Return Bond Fund	38,610,762	2,806,884	1,478,155	(5,100)	1,021,062	40,955,453
MFS Value Fund	26,225,117	578,182	1,157,174	155,489	323,266	26,124,880
	$589,780,845	$26,568,971	$28,026,963	$1,868,872	$8,309,698	$598,501,423
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Debt Fund	$212,792	$—
MFS Emerging Markets Debt Local Currency Fund	150,933	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Bond Fund	128,505	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	268,957	—
MFS Growth Fund	—	106,451
MFS High Income Fund	377,695	—
MFS Inflation-Adjusted Bond Fund	176,870	—
MFS Institutional Money Market Portfolio	4,802	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	10,962	57,710
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	331,400	—
MFS Value Fund	217,334	—
	$1,880,250	$164,161

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